                                [LOGO] EquiTrust
                               Financial Services

                    EquiTrust Variable Insurance Series Fund

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2001

                        INVESTMENT MANAGER AND
                        PRINCIPAL UNDERWRITER

                        EQUITRUST INVESTMENT
                        MANAGEMENT SERVICES, INC.

                        5400 UNIVERSITY AVENUE
                        WEST DES MOINES, IA 50266

                            1-877-860-2904
                                  225-5586 (DES MOINES)

    This report is not to be distributed unless preceded or accompanied by a prospectus.

PRESIDENT'S LETTER

Dear Shareholder:

    In spite of a slight resurgence in the second quarter, the major equity market indices posted negative returns through the first half of the year. Through June 30, 2001, the S&P 500 had lost 6.7% and the NASDAQ Composite 12.9%, while the Dow Jones Industrial Average (DJIA) recorded a loss of 1.9%. None of the indices have regained the highs reached in 2000, and the NASDAQ is still 57% below its March 2000 high of 5,049. This easily qualifies it for the "bear market" label applied to an index or broad market that is 20% off its high.

    Equity valuations remain lofty even after the first-half losses. For example, at a price-to-earnings (P/E) ratio of 22.4 as of the end of June, the DJIA remained at a premium to its 30-year average, which floats around 19. The S&P 500 closed June at a P/E of 27.8, in comparison to a 25-year average of 16.5 and a 50-year average of 15.8. Also reflecting the market's high valuation, the value of the equity market in proportion to the value of U.S. Gross Domestic Product remains at a level nearly twice the average of the last 75 years.

    In contrast to the losses in the equity markets, fixed income investments provided positive returns through the first half of the year. Lehman's broad U.S. Aggregate Index returned 3.62%, while its U.S Treasury Index returned 1.95%. The Mortgage-Backed Securities Fixed Rate, U.S. Credit (investment-grade corporate) and Corporate High Yield indices turned in gains of 3.78%, 5.38% and 3.93%, respectively.

    The U.S. economy has exhibited significant weakness in the last six to nine months, prompting both the Federal Reserve and the Federal Government to take action aimed at reinvigorating growth and sustaining consumer confidence. In the last six months, Chairman Alan Greenspan and the Fed have lowered the federal funds rate (the rate at which banks lend and borrow money from each other) six times, by 275 basis points (2.75%). Generally, the Fed uses this monetary tool to provide liquidity necessary to prevent the economy from dipping into a recession. The intent is that the lower rates will indirectly encourage consumers to spend, while the cheaper capital will spur companies to borrow funds needed to increase production.

    Alongside the Fed, President George W. Bush's administration and Congress have invoked tax cuts to ward off further erosion in consumer confidence and in the economy in general. The tax cuts will come in the form of lower withholding rates and advance payment checks to be sent out later this summer.

    In light of the recent (and frequent) profit warnings, losses and job cuts, it would not appear that the monetary and fiscal stimulus offered by the Fed and the government have yet translated to better fortunes for Wall Street and for the U.S. economy. However, the U.S. economy's response to the Fed's actions typically lags the cuts by six to twelve months. Because the first cut occurred in January of this year, the economy's response may yet be forthcoming. In addition, inflation through June (as measured by the Consumer Price Index) was a tame 3.2% year-over-year and consumer confidence has held up well in spite of the downturn and job cuts. Some on Wall Street are predicting improvement around the fourth quarter of this year, but others say recovery may be further off; few call for a return to the tech frenzy or the profitability growth recorded in the late 1990s.

    It is interesting to note the rash of write-offs and restructuring expenses that many firms have recorded on their income statements in the last six months. The restructuring expenses, which typically include employee severance and benefits, stem from companies' cost cutting in response to the economic slowdown. Write-offs, though, typically include adjustments to investment portfolios, inventory and goodwill, and reflect that the company will not be able to obtain the value from these assets that it initially recorded on its balance sheet. The adjustments are allowed and actually required by generally accepted accounting principles.

    The size and frequency of the write-offs, however, leads some to question whether the above-average profitability growth in the late '90s was truly derived from productivity gains (the popular explanation) or from creative and aggressive revenue and earnings recognition. In essence, should the expenses written off in recent months really have been included in previous years' results? If so, earnings growth may not have truly achieved the levels recorded.

    In the best-case scenario, valuations are still relatively full. It seems that many companies' prospects amidst the economic downturn do not justify their stocks' current valuations. Overall, it appears that the potential for P/E expansion is limited. The wildcard in this circumstance, though, lies in liquidity. In addition to the cash built up on the "sidelines" in money market funds, the Fed's easing has allowed liquidity to build up in the greater money system. Given the right incentive, such as strong signs of economic and/or corporate earnings recovery, investors could send this liquidity rushing into the equity markets once again, prompting a rebound. The irony in this scenario is that stocks would trade at even higher valuations.

    VALUE GROWTH: The six-month period ended June 30, 2001 was generally negative for the major equity market indices. The Value Growth Portfolio was able to outperform the S&P 500 Index due in part to its relative underweighting in the technology and health care sectors, which were the worst performing S&P 500 sectors.

    While the decline in technology stocks has been widely publicized, and the tech-heavy NASDAQ Composite index was down much more than the S&P 500, it was actually the health care sector that turned in the worst six-month performance. The tech sector declined by 15.01% during the period and health care stocks were down 16.31% during the same period. Tech stocks are down 50.4% on a 12-months basis, however.

    The Value Growth Portfolio held a substantially underweight position in both of these sectors as of the beginning of the year. We had been liquidating health care stocks late in 2000, due to the relatively full valuation compared to historic levels. During recent weeks, we have had the opportunity to rebuild our exposure to this sector at much more reasonable prices. Many large capitalization drug stocks are now down as much as 35% from their 52-week highs, even though the group overall has shown better earnings results than many other sectors. At present, we are slightly underweight in the sector, but are continuing to add exposure.

    We have also increased our exposure to the technology sector, but by a lesser amount than the increase in health care stocks. We remain substantially underweight in the technology sector and will remain so until valuations move more in line with current earnings projections and/or the overall profitability outlook improves for this group.

    Outside the technology sector, we have reduced our overall sector weighting deviations relative to the S&P 500 Index. Shown below are the current sector weightings for the portfolio and the benchmark S&P 500 Index.

                                              SECTOR WEIGHTINGS
                                                AS OF 6/30/01
                                     ------------------------------------
                                     PORTFOLIO  S&P 500      DEVIATION
                                     ---------  --------  ---------------
Basic Materials....................      7.8%      2.6%             +5.2%
Capital Goods......................     11.2%      9.4%             +1.8%
Communication Services.............      3.5%      5.6%             -2.1%
Consumer Cyclicals.................      7.4%      8.7%             -1.3%
Consumer Staples...................      9.3%     12.9%             -3.6%
Energy.............................     10.3%      6.6%             +3.7%
Financial..........................     12.9%     18.0%             -5.1%
Health Care........................     10.2%     12.6%             -2.4%
Technology.........................      8.9%     19.0%            -10.1%
Transportation.....................      0.8%      0.7%             +0.1%
Utilities..........................      6.6%      3.8%             +2.8%
Cash...............................     18.1%        --            +18.1%

    HIGH GRADE BOND: Treasury yields ended the six-month reporting period mixed, with shorter maturity yields dropping dramatically and longer maturity yields rising modestly. For example, the 2, 10 and 30-year Treasury issues yielded 5.09%, 5.11% and 5.46%, respectively, as of December 29, 2000 and 4.24%, 5.41% and 5.76% as of June 29, 2001.

    During this period, investment grade corporates outperformed Treasury issues as investors viewed the historically wide spreads available in this market as attractive, especially given the aggressive actions of the Federal Reserve to revive the economy. Given the dramatic narrowing in high quality corporate spreads and our view that yields in general are more likely to be higher six to twelve months from now, we plan to maintain our duration (a time measure of a bond's interest sensitivity) at a level that is slightly lower than that of the Lehman Brothers Aggregate Index.

    HIGH YIELD BOND: During the past six months, the high yield bond market underperformed the investment grade market by 1.45% according to the Lehman indexes. Although high yield spreads have narrowed dramatically, they remain at fairly wide levels compared to historical averages. According to the Lehman High Yield Corporate Index, the average high yield spread was 938 basis points as of December 29, 2000, compared to 767 basis points as of June 29, 2001. We continue to find what we feel are very attractive issues with lower investment grade ratings to upper non-investment grade ratings and plan to continue to make most of our new purchases in this segment of the corporate market.

    MANAGED: The Managed Portfolio also outperformed the major equity indices during the first six months of the year. This is partly due to the more limited exposure to the poorly performing technology and health care sectors, and also due to the higher overall portfolio yield. During the past six months, fixed-income securities outperformed equities, which was beneficial to the Managed Portfolio's yield-oriented holdings.

    The Managed Portfolio maintains a more stringent absolute value bias for its holdings. During much of last year, we were able to find a large number of stocks with very attractive absolute valuations relative to earnings, book value, dividend yield, etc. By year-end, valuations for the broad market were less favorable, even though the declining technology sector brought the index levels down.

    Since equity valuations are less compelling, we have added to our fixed income holdings during the past six months. We have added a position in GNMA mortgage pass-through securities, which are backed by the full faith and credit of the U.S. government. These securities offered an attractive yield and are highly liquid.

    We also added two positions in real estate investment trust securities (REITs). These issues offered dividend yields ranging from 7 to 9%. If the economy continues to slow, the high dividend yield should prove attractive. If the economy recovers, they should be able to increase rental income, which could in turn lead to dividend increases.

    As we have discussed previously, this portfolio will be managed as a tactical asset allocation portfolio. We will, in general, utilize common stocks similar to those found in the Value Growth Portfolio, straight debt securities similar to those found in the High Grade Bond Portfolio and money market instruments. The relative weightings in these three sectors will be driven by overall stock market valuations and the general level and trend of interest rates. The Portfolio will retain its bias towards income producing securities and will seek to produce higher levels of current income than most equity funds and higher capital appreciation potential than most fixed-income funds.

    Shown below is the current asset allocation for the Managed Portfolio.

                                           AS OF     CHANGE FROM
ASSET ALLOCATION                          6/30/01     12/29/00
----------------                          -------  ---------------
Bonds:..................................   5.22%            +5.04%
Common Stocks:..........................  71.19%            +3.25%
Securities Convertible into Common
 Stocks:
  Preferred.............................   5.71%            -6.29%
  Debentures............................   2.32%            -0.02%
Preferred Stocks:.......................   6.58%            -0.39%
Cash Equivalents:.......................   8.98%            -1.59%

    MONEY MARKET: Money market investors participated both in the Fed tightening bias in 2000 and the Fed ease of 2001, but obviously with a less advantageous position in the latter movement. The Fed Funds rate, the overnight bank lending rate, dropped from 6.50% to 3.75% so short term investments, like commercial paper, dropped in yield as well, reducing money market fund yields. Fed Chairman Alan Greenspan and the FOMC are taking drastic steps to avoid a U.S. recession and the President and Congress are implementing fiscal policies to help stimulate growth. Since it takes time for policies to effect the larger U.S. economy, it will take time before rates rise again. U.S. investors may look elsewhere for yield and invest in the long-term capital markets, which would contribute to the recovery of the U.S. economy.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past 6 months has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                                /s/ Edward M. Wiederstein

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

July 26, 2001

    An investment in the Money Market Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

    Past performance is not a guarantee of future results.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
(UNAUDITED)

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO     PORTFOLIO
                           ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $42,135,138;
 $16,024,365;
 $19,565,617;
 $46,648,436; $8,804,592;
 and $71,888,923,
 respectively)...........  $44,174,996   $16,049,005
Cash.....................       32,376         7,248
Accrued dividends and
 interest receivable.....       53,614       266,421
Prepaid expense..........          490           171
                           -----------   -----------
Total Assets.............  $44,261,476   $16,322,845
                           ===========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Dividends payable......                $    99,103
  Accrued expenses.......  $     5,040         3,446
                           -----------   -----------
Total Liabilities........        5,040       102,549
Net assets applicable to
 shares of beneficial
 interest ...............   44,256,436    16,220,296
                           -----------   -----------
Total Liabilities and Net
 Assets..................  $44,261,476   $16,322,845
                           ===========   ===========
Shares issued and
 outstanding as of
 June 30, 2001...........    4,290,108     1,628,815
NET ASSET VALUE PER
 SHARE...................  $     10.32   $      9.96
                           ===========   ===========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND     MANAGED    MONEY MARKET   BLUE CHIP
                            PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           -----------  -----------  ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $42,135,138;
 $16,024,365;
 $19,565,617;
 $46,648,436; $8,804,592;
 and $71,888,923,
 respectively)...........  $18,010,527  $52,915,447   $8,804,592   $83,287,864
Cash.....................        2,903        6,355        5,300         2,320
Accrued dividends and
 interest receivable.....      430,713      196,471        3,527        67,709
Prepaid expense..........          201          587           90         1,065
                           -----------  -----------   ----------   -----------
Total Assets.............  $18,444,344  $53,118,860   $8,813,509   $83,358,958
                           ===========  ===========   ==========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Dividends payable......  $   136,192                $   23,439
  Accrued expenses.......        3,539  $     5,339        3,372   $     8,556
                           -----------  -----------   ----------   -----------
Total Liabilities........      139,731        5,339       26,811         8,556
Net assets applicable to
 shares of beneficial
 interest ...............   18,304,613   53,113,521    8,786,698    83,350,402
                           -----------  -----------   ----------   -----------
Total Liabilities and Net
 Assets..................  $18,444,344  $53,118,860   $8,813,509   $83,358,958
                           ===========  ===========   ==========   ===========
Shares issued and
 outstanding as of
 June 30, 2001...........    2,009,322    4,062,837    8,786,698     2,297,656
NET ASSET VALUE PER
 SHARE...................  $      9.11  $     13.07   $     1.00   $     36.28
                           ===========  ===========   ==========   ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO    PORTFOLIO
                           ------------  ----------
INVESTMENT INCOME
Dividends................  $   347,806   $   50,417
Interest.................      210,241      477,292
Foreign tax
 withholding.............       (1,840)
                           -----------   ----------
Total Investment
 Income..................      556,207      527,709
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........       94,787       22,681
 Accounting fees.........       10,528        3,779
Custodial fees...........        5,351        3,116
Professional fees........        1,080          391
Reports to
 shareholders............        1,221          424
Trustees' fees and
 expenses................        1,481          532
Insurance and bonds......          432          121
Miscellaneous............        4,359        3,064
                           -----------   ----------
Total Expenses...........      119,239       34,108
Fees paid indirectly.....         (340)        (392)
                           -----------   ----------
Net Expenses.............      118,899       33,716
                           -----------   ----------
Net Investment Income....      437,308      493,993
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............    1,204,717       36,837
Change in unrealized
appreciation/depreciation
 of investments..........      885,401      149,995
                           -----------   ----------
Net Gain (Loss) on
 Investments.............    2,090,118      186,832
                           -----------   ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $ 2,527,426   $  680,825
                           ===========   ==========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND    MANAGED    MONEY MARKET   BLUE CHIP
                           PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           ----------  -----------  ------------  ------------
INVESTMENT INCOME
Dividends................  $   53,025  $   786,731                $   537,425
Interest.................     725,019      249,919    $193,601        168,583
Foreign tax
 withholding.............                   (2,129)
                           ----------  -----------    --------    -----------
Total Investment
 Income..................     778,044    1,034,521     193,601        706,008
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........      39,282      113,919       9,723         84,314
 Accounting fees.........       4,363       12,653       1,944         14,433
Custodial fees...........       2,821        4,117       4,174          3,770
Professional fees........         448        1,304         199          2,103
Reports to
 shareholders............         499        1,460         220          2,649
Trustees' fees and
 expenses................         611        1,786         276          2,888
Insurance and bonds......         144          449          63            744
Miscellaneous............       3,126        4,690       2,686          6,675
                           ----------  -----------    --------    -----------
Total Expenses...........      51,294      140,378      19,285        117,576
Fees paid indirectly.....        (460)        (152)       (422)          (369)
                           ----------  -----------    --------    -----------
Net Expenses.............      50,834      140,226      18,863        117,207
                           ----------  -----------    --------    -----------
Net Investment Income....     727,210      894,295     174,738        588,801
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............      32,447    1,777,494                        (30)
Change in unrealized
appreciation/depreciation
 of investments..........     504,451    1,555,754                 (5,635,139)
                           ----------  -----------    --------    -----------
Net Gain (Loss) on
 Investments.............     536,898    3,333,248                 (5,635,169)
                           ----------  -----------    --------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $1,264,108  $ 4,227,543    $174,738    $(5,046,368)
                           ==========  ===========    ========    ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                  VALUE GROWTH
                                    PORTFOLIO
                           ---------------------------
                            SIX MONTHS
                               ENDED       YEAR ENDED
                           JUNE 30, 2001  DECEMBER 31,
                            (UNAUDITED)       2000
                           -------------  ------------
OPERATIONS
Net investment income....   $   437,308   $   864,927
Net realized gain (loss)
 from investment
 transactions ...........     1,204,717    (1,609,764)
Change in unrealized
appreciation/depreciation
 of investments..........       885,401     6,371,680
                            -----------   -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........     2,527,426     5,626,843
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....      (864,927)     (855,293)
Net realized gain from
 investment
 transactions............
                            -----------   -----------
Total Dividends and
 Distributions...........      (864,927)     (855,293)
CAPITAL SHARE
 TRANSACTIONS............     2,421,168    (5,446,356)
                            -----------   -----------
Total Increase (Decrease)
 in Net Assets ..........     4,083,667      (674,806)
NET ASSETS
Beginning of period......    40,172,769    40,847,575
                            -----------   -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............   $44,256,436   $40,172,769
                            ===========   ===========
Undistributed Net
 Investment Income.......   $   437,308   $   864,927
                            ===========   ===========

SEE ACCOMPANYING NOTES.

                                      HIGH                         HIGH
                                   GRADE BOND                   YIELD BOND
                                    PORTFOLIO                    PORTFOLIO
                           ---------------------------  ---------------------------
                            SIX MONTHS                   SIX MONTHS
                               ENDED       YEAR ENDED       ENDED       YEAR ENDED
                           JUNE 30, 2001  DECEMBER 31,  JUNE 30, 2001  DECEMBER 31,
                            (UNAUDITED)       2000       (UNAUDITED)       2000
                           -------------  ------------  -------------  ------------
OPERATIONS
Net investment income....   $   493,993   $   931,372    $   727,210   $ 1,364,295
Net realized gain (loss)
 from investment
 transactions ...........        36,837       (16,450)        32,447       (13,684)
Change in unrealized
appreciation/depreciation
 of investments..........       149,995       498,235        504,451      (867,397)
                            -----------   -----------    -----------   -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........       680,825     1,413,157      1,264,108       483,214
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....      (493,993)     (931,372)      (727,210)   (1,364,295)
Net realized gain from
 investment
 transactions............                     (18,110)
                            -----------   -----------    -----------   -----------
Total Dividends and
 Distributions...........      (493,993)     (949,482)      (727,210)   (1,364,295)
CAPITAL SHARE
 TRANSACTIONS............     2,099,141      (167,507)     1,357,216      (460,338)
                            -----------   -----------    -----------   -----------
Total Increase (Decrease)
 in Net Assets ..........     2,285,973       296,168      1,894,114    (1,341,419)
NET ASSETS
Beginning of period......    13,934,323    13,638,155     16,410,499    17,751,918
                            -----------   -----------    -----------   -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............   $16,220,296   $13,934,323    $18,304,613   $16,410,499
                            ===========   ===========    ===========   ===========
Undistributed Net
 Investment Income.......   $         0   $         0    $         0   $         0
                            ===========   ===========    ===========   ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                     MANAGED
                                    PORTFOLIO
                           ---------------------------
                            SIX MONTHS
                               ENDED       YEAR ENDED
                           JUNE 30, 2001  DECEMBER 31,
                            (UNAUDITED)       2000
                           -------------  ------------
OPERATIONS
Net investment income....   $   894,295   $ 2,164,240
Net realized gain (loss)
 from investment
 transactions ...........     1,777,494    (3,040,580)
Change in unrealized
appreciation/depreciation
 of investments..........     1,555,754    11,426,304
                            -----------   -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........     4,227,543    10,549,964
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....    (2,164,240)   (2,911,537)
Net realized gain from
 investment
 transactions............
                            -----------   -----------
Total Dividends and
 Distributions...........    (2,164,240)   (2,911,537)
CAPITAL SHARE
 TRANSACTIONS............     3,038,283    (7,455,835)
                            -----------   -----------
Total Increase (Decrease)
 in Net Assets...........     5,101,586       182,592
NET ASSETS
Beginning of period......    48,011,935    47,829,343
                            -----------   -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............   $53,113,521   $48,011,935
                            ===========   ===========
Undistributed Net
 Investment Income.......   $   894,295   $ 2,164,240
                            ===========   ===========

SEE ACCOMPANYING NOTES.

                                  MONEY MARKET                   BLUE CHIP
                                    PORTFOLIO                    PORTFOLIO
                           ---------------------------  ---------------------------
                            SIX MONTHS                   SIX MONTHS
                               ENDED       YEAR ENDED       ENDED       YEAR ENDED
                           JUNE 30, 2001  DECEMBER 31,  JUNE 30, 2001  DECEMBER 31,
                            (UNAUDITED)       2000       (UNAUDITED)       2000
                           -------------  ------------  -------------  ------------
OPERATIONS
Net investment income....   $   174,738   $   412,857    $   588,801   $ 1,252,314
Net realized gain (loss)
 from investment
 transactions ...........                                        (30)      573,926
Change in unrealized
appreciation/depreciation
 of investments..........                                 (5,635,139)   (9,698,435)
                            -----------   -----------    -----------   -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........       174,738       412,857     (5,046,368)   (7,872,195)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....      (174,738)     (412,857)    (1,252,314)   (1,070,657)
Net realized gain from
 investment
 transactions............                                   (573,926)     (916,814)
                            -----------   -----------    -----------   -----------
Total Dividends and
 Distributions...........      (174,738)     (412,857)    (1,826,240)   (1,987,471)
CAPITAL SHARE
 TRANSACTIONS............     1,553,696       623,555      3,104,908    10,128,888
                            -----------   -----------    -----------   -----------
Total Increase (Decrease)
 in Net Assets...........     1,553,696       623,555     (3,767,700)      269,222
NET ASSETS
Beginning of period......     7,233,002     6,609,447     87,118,102    86,848,880
                            -----------   -----------    -----------   -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............   $ 8,786,698   $ 7,233,002    $83,350,402   $87,118,102
                            ===========   ===========    ===========   ===========
Undistributed Net
 Investment Income.......   $         0   $         0    $   588,801   $ 1,252,314
                            ===========   ===========    ===========   ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JUNE 30, 2001
(UNAUDITED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
COMMON STOCKS (81.78%)
---------------------------
  BUSINESS SERVICES (2.44%)
  Computer Associates
   International, Inc...................      12,055     $   433,980
  Compuware Corp........................      16,050(1)      224,540
  Microsoft Corp........................       5,800(1)      423,400
                                                         -----------
                                                           1,081,920
  CHEMICALS AND ALLIED PRODUCTS (9.28%)
  Abbott Laboratories...................       7,000         336,070
  American Home Products................       1,835         107,237
  Bristol-Myers Squibb Co...............      11,440         598,312
  Dial Corp.............................      22,452         319,941
  Du Pont (E.I.) de Nemours.............      11,100         535,464
  HB Fuller Co..........................       2,080         103,792
  Johnson & Johnson.....................       7,300         365,000
  Merck & Co., Inc......................       9,000         575,190
  Pharmacia Corp........................      12,585         578,281
  RPM, Inc..............................      22,370         205,804
  Solutia, Inc..........................      29,800         379,950
                                                         -----------
                                                           4,105,041
  COMMUNICATIONS (3.49%)
  ADC Telecommunications................      32,400(1)      213,840
  AT&T Corp.............................      10,000         220,000
  Centurytel, Inc.......................      14,200         430,260
  Intermedia Communications, Inc........      11,100(1)      165,390
  McLeodUSA, Inc........................      32,350(1)      148,487
  SBC Communications....................       7,500         300,450
  WorldCom, Inc. -- WorldCom Group......       3,900(1)       55,380
  WorldCom, Inc. -- MCI Group...........         600(1)        9,660
                                                         -----------
                                                           1,543,467
  DEPOSITORY INSTITUTIONS (4.80%)
  Associated Banc-Corp..................       7,843         282,270
  Bank of America.......................       6,175         370,685
  First Union Corp......................       7,000         244,580
  FleetBoston Financial Corp............      13,600         536,520
  U. S. Bancorp.........................      30,346         691,585
                                                         -----------
                                                           2,125,640

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  ELECTRIC, GAS AND SANITARY SERVICES (6.04%)
  Atmos Energy..........................      18,312     $   447,912
  Laclede Gas Co........................      17,415         442,341
  Nisource, Inc.........................       7,700         210,441
  Northwest Natural Gas Co..............      21,000         522,900
  Puget Energy, Inc.....................      18,030         472,386
  Xcel Energy, Inc......................      20,305         577,677
                                                         -----------
                                                           2,673,657
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.28%)
  Adaptec, Inc..........................      23,150(1)      230,111
  ECI Telecom, Ltd......................      10,000          50,000
  Intel Corp............................       8,900         260,325
  National Service Industries, Inc......      18,500         417,545
  Roxio, Inc............................       3,810(1)       49,530
                                                         -----------
                                                           1,007,511
  ENGINEERING & MANAGEMENT SERVICES (0.17%)
  Affymetrix, Inc.......................       3,400(1)       74,970
  FABRICATED METAL PRODUCTS (1.18%)
  Cooper Industries, Inc................      13,238         524,092
  FOOD AND KINDRED PRODUCTS (7.02%)
  ConAgra, Inc..........................      40,166         795,688
  Dean Foods Co.........................      13,200         530,640
  Philip Morris Companies, Inc..........      19,200         974,400
  Sara Lee Corp.........................      20,000         378,800
  Sensient Technologies Corp............      20,805         426,919
                                                         -----------
                                                           3,106,447
  FOOD STORES (3.45%)
  Casey's General Stores, Inc...........      53,277         692,601
  7-Eleven, Inc.........................      74,080(1)      833,400
                                                         -----------
                                                           1,526,001
  GENERAL MERCHANDISE STORES (2.24%)
  Harcourt General, Inc.................       7,600         442,244
  Federated Department Stores, Inc......       8,608(1)      365,840
  Target Corp...........................       5,300         183,380
                                                         -----------
                                                             991,464
  HEALTH SERVICES (1.46%)
  Schering-Plough Corp..................      17,800         645,072
  HOLDING AND OTHER INVESTMENT OFFICES (3.23%)
  MBIA, Inc.............................      16,500         918,720
  Wintrust Financial Corp...............      20,550         510,668
                                                         -----------
                                                           1,429,388

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  INDUSTRIAL MACHINERY AND EQUIPMENT (2.95%)
  Cisco Systems, Inc....................       6,500(1)  $   118,300
  EMC Corp..............................      11,000(1)      319,550
  Hewlett-Packard Co....................       6,000         171,600
  Ingersoll-Rand Co.....................      10,000         412,000
  Oracle Corp...........................       6,300(1)      119,700
  Solectron Corp........................       9,000         164,700
                                                         -----------
                                                           1,305,850
  INSTRUMENTS AND RELATED PRODUCTS (4.33%)
  Agilent Technologies, Inc.............       7,000(1)      227,500
  Becton Dickinson & Co.................      20,000         715,800
  JDS Uniphase Corp.....................       5,800(1)       73,950
  Pall Corp.............................      33,480         787,784
  PerkinElmer, Inc......................       4,000         110,120
                                                         -----------
                                                           1,915,154
  INSURANCE CARRIERS (3.62%)
  Allstate Corp.........................      15,300         673,047
  MONY Group, Inc.......................      15,000         601,950
  United Fire & Casualty Co.............      11,200         327,264
                                                         -----------
                                                           1,602,261
  METAL MINING (0.68%)
  Barrick Gold Corp.....................      20,000         303,000
  NONDEPOSITORY INSTITUTIONS (1.03%)
  Federal Home Loan Mortgage Corp.......       6,500         455,000
  OIL AND GAS EXTRACTION (3.02%)
  Burlington Resources, Inc.............      10,000         399,500
  Occidental Petroleum Co...............      10,400         276,536
  Ocean Energy, Inc.....................      12,160         212,192
  Offshore Logistics....................      23,600(1)      448,400
                                                         -----------
                                                           1,336,628
  PAPER AND ALLIED PRODUCTS (2.71%)
  Abitibi Consolidated, Inc.............      82,600         631,890
  Bemis Co., Inc........................      10,989         441,428
  Glatfelter (P.H.) Co..................       8,905         126,985
                                                         -----------
                                                           1,200,303
  PETROLEUM AND COAL PRODUCTS (4.44%)
  Chevron Corp..........................       5,000         452,500
  Conoco, Inc...........................      22,950         647,190
  Phillips Petroleum Co.................       7,700         438,900
  USX-Marathon Group....................      14,400         424,944
                                                         -----------
                                                           1,963,534
  PRIMARY METAL INDUSTRIES (0.94%)
  Northwest Pipe Co.....................      26,100(1)      414,990

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  PRINTING AND PUBLISHING (1.70%)
  Belo Corporation......................      22,000     $   414,480
  Mail-Well, Inc........................      79,200(1)      336,600
                                                         -----------
                                                             751,080
  TRANSPORTATION -- BY AIR (1.61%)
  Petroleum Helicopters, Inc.
   (Non-Voting).........................      39,800(1)      712,420
  TRANSPORTATION EQUIPMENT (5.06%)
  Honeywell International, Inc..........      14,000         489,860
  ITT Industries, Inc...................      14,800         654,900
  SPX Corp..............................       8,746       1,094,824
                                                         -----------
                                                           2,239,584
  TRUCKING AND WAREHOUSING (0.65%)
  United Parcel Services, Class B.......       5,000         289,000
  WHOLESALE TRADE -- NONDURABLE GOODS (0.44%)
  Cardinal Health, Inc..................       2,850         196,650
  MISCELLANEOUS EQUITIES (1.52%)
  NASDAQ - 100 Trust....................      14,700(1)      671,055
                                                         -----------
Total Common Stocks.....................                  36,191,179
SHORT-TERM INVESTMENTS (18.04%)
------------------------------------
  MONEY MARKET MUTUAL FUND (1.88%)
  Blackrock Provident Institutional
   Funds, T-Fund Portfolio..............     831,335         831,335

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  COMMERCIAL PAPER (6.78%)
  American General Finance Corp., 3.87%,
   due 7/06/01..........................  $1,000,000       1,000,000
  Texaco, Inc., 3.74%, due 7/05/01......   1,000,000       1,000,000
  Wells Fargo Financial, 3.79%, due
   7/03/01..............................   1,000,000       1,000,000
                                                         -----------
  Total Commercial Paper................                   3,000,000
  UNITED STATES GOVERNMENT AGENCIES (9.38%)
  Federal Home Loan Mortgage Corp., due
   7/10/01..............................   1,460,000       1,458,412
  Federal National Mortgage Assoc., due
   7/16/01..............................   1,450,000       1,447,489
  Federal National Mortgage Assoc., due
   7/26/01..............................   1,250,000       1,246,581
                                                         -----------
  Total United States Government
   Agencies.............................                   4,152,482
                                                         -----------
Total Short-Term Investments............                   7,983,817
                                                         -----------
Total Investments (99.82%)..............                  44,174,996
OTHER ASSETS LESS LIABILITIES (0.18%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                      81,440
                                                         -----------
Total Net Assets (100.00%)..............                 $44,256,436
                                                         ===========

(1)  Non-income producing securities.
SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JUNE 30, 2001
(UNAUDITED)

                                                     SHARES
                                                      HELD        VALUE
                                                    ---------  -----------
PREFERRED STOCKS (8.51%)
-----------------------------
  DEPOSITORY INSTITUTIONS (2.73%)
  Chase Capital V.................................    18,000   $   443,700
  ELECTRIC, GAS AND SANITARY SERVICES (4.93%)
  Virginia Electric & Power.......................    32,000       799,360
  HOLDING AND OTHER INVESTMENT OFFICES (0.85%)
  New Plan Excel Realty Trust.....................     4,000       137,625
                                                               -----------
Total Preferred Stocks............................               1,380,685

                                                    PRINCIPAL
                                                     AMOUNT
                                                    ---------
CORPORATE BONDS (47.82%)
-----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (8.67%)
  Maritime & NE Pipeline, 7.70%, due 11/30/19.....  $700,000       716,583
  National Co-op Services Corp. (Arkansas
   Electric), 9.48%, due 1/01/12..................   326,000       342,127
  Oglethorpe Power (OPC Scherer), 6.974%, due
   6/30/11........................................   347,000       347,167
                                                               -----------
                                                                 1,405,877
  FOOD STORES (3.99%)
  Ahold Finance USA, Inc, 8.25%, due 7/15/10......   600,000       647,682
  GENERAL MERCHANDISE STORES (1.47%)
  J.C. Penney & Co., 8.25%, due 8/15/22...........   300,000       238,125
  HOLDING AND OTHER INVESTMENT OFFICES (4.54%)
  Meditrust, 7.60%, due 9/13/05...................   150,000       135,730
  Security Capital Pacific, 7.20%, due 3/01/13....   275,000       262,482
  Washington REIT, 6.898%, due 2/15/18............   350,000       338,537
                                                               -----------
                                                                   736,749
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.33%)
  Thermo Fibertek, 4.50%, due 7/15/04.............   600,000       540,990
  NONDEPOSITORY INSTITUTIONS (1.21%)
  Household Finance Co., 7.30%, due 7/30/12.......   200,000       196,470
  SECURITY AND COMMODITY BROKERS (4.24%)
  Goldman Sachs Group, Inc., 7.80%, due 1/28/10...   650,000       687,219
  TEXTILE MILL PRODUCTS (1.64%)
  Unifi, 6.50%, due 2/01/08.......................   280,000       266,081
  TOBACCO PRODUCTS (4.22%)
  UST, Inc., 7.25%, due 6/01/09...................   750,000       685,178
  TRANSPORTATION EQUIPMENT (1.05%)
  Ford Motor Credit Co., 9.215%, due 9/15/21......   150,000       170,031

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                    PRINCIPAL
                                                     AMOUNT       VALUE
                                                    ---------  -----------
  TRANSPORTATION -- BY AIR (13.46%)
  Continental Airlines, Inc., 6.545%, due
   8/02/20........................................  $467,970   $   450,893
  Federal Express, 7.50%, due 1/15/18.............   218,293       224,344
  Northwest Airlines, 7.575%, due 9/01/20.........   768,641       799,156
  US Air, Inc., 8.36%, due 1/20/19................   684,286       708,497
                                                               -----------
                                                                 2,182,890
                                                               -----------
Total Corporate Bonds.............................               7,757,292
MORTGAGE-BACKED SECURITIES (28.67%)
------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.08%)
  Pool # 50276, 9.50%, due 2/01/20................    11,151        12,227
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (28.59%)
  Pool # 1512, 7.50%, due 12/20/23................   181,939       186,487
  Pool # 22630, 6.50%, due 8/01/28................   386,810       381,491
  Pool # 2631, 7.00%, due 8/01/28.................   523,329       526,108
  Pool # 2658, 6.50%, due 10/01/28................   704,007       694,326
  Pool # 2701, 6.50%, due 1/20/29.................   800,402       789,397
  Pool # 2796, 7.00%, due 8/01/29.................   975,311       980,489
  Pool # 3040, 7.00%, due 2/01/31.................   961,508       966,315
  Pool # 236070, 10.00%, due 10/15/12.............    74,344        81,942
  Pool # 276337, 10.00%, due 8/15/19..............    27,684        30,816
                                                               -----------
                                                                 4,637,371
                                                               -----------
Total Mortgage-Backed Securities..................               4,649,598
UNITED STATES TREASURY OBLIGATION (2.65%)
------------------------------------------------
  U.S. Treasury Note, 7.25%, due 8/15/04..........   400,000       429,536
SHORT-TERM INVESTMENTS (11.29%)
------------------------------------
  UNITED STATES GOVERNMENT AGENCIES (9.23%)
  Federal Home Loan Bank, due 7/03/01.............   450,000       449,856
  Federal Home Loan Bank, due 7/13/01.............   500,000       499,333
  Federal National Mortgage Assoc., due 7/18/01...   550,000       548,959
                                                               -----------
                                                                 1,498,148

                                                      SHARES
                                                       HELD
                                                    ----------
  MONEY MARKET MUTUAL FUND (2.06%)
  Blackrock Provident Institutional Funds, T-Fund
   Portfolio......................................     333,746      333,746
                                                                -----------
Total Short-Term Investments......................                1,831,894
                                                                -----------
Total Investments (98.94%)........................               16,049,005
OTHER ASSETS LESS LIABILITIES (1.06%)
-----------------------------------------
  Cash, receivables and prepaid expense, less
   liabilities....................................                  171,291
                                                                -----------
Total Net Assets (100.00%)........................              $16,220,296
                                                                ===========

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JUNE 30, 2001
(UNAUDITED)

                                                      SHARES
                                                       HELD        VALUE
                                                    ----------  -----------
COMMON STOCKS (0.23%)
--------------------------
  FOOD STORES
  Penn Traffic Co.................................       9,092(1) $    41,823
PREFERRED STOCKS (6.15%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (1.31%)
  New Plan Excel Realty Trust.....................       7,000      240,844
  METAL MINING (4.84%)
  Cameco Corp.....................................      36,000      885,600
                                                                -----------
Total Preferred Stocks............................                1,126,444

                                                    PRINCIPAL
                                                      AMOUNT
                                                    ----------
CORPORATE BONDS (88.64%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (0.03%)
  AMF Bowling Worldwide, Inc., 10.875%, due
   3/15/06........................................  $  240,000        6,000
  APPAREL AND OTHER TEXTILE PRODUCTS (0.66%)
  Dan River, Inc., 10.125%, due 12/15/03..........     200,000      121,000
  AUTO REPAIR, SERVICES AND PARKING (1.74%)
  Budget Group, Inc., 9.125%, due 4/01/06.........     700,000      318,500
  BUSINESS SERVICES (3.34%)
  Cendant Corporation, 7.75%, due 12/01/03........     600,000      610,668
  CHEMICALS AND ALLIED PRODUCTS (10.19%)
  Lyondell Chemical Co., 9.625%, due 5/01/07......     900,000      904,500
  Nova Chemicals, Ltd., 7.78%, due 9/15/25........     800,000      706,696
  Terra Industries, Inc., 10.50%, due 6/15/05.....     300,000      253,500
                                                                -----------
                                                                  1,864,696
  COMMUNICATIONS (5.24%)
  Savoy Pictures, 7.00%, due 7/01/03..............     450,000      465,188
  Telephone & Data Systems, Inc., 7.00%, due
   8/01/06........................................     500,000      494,005
                                                                -----------
                                                                    959,193
  DEPOSITORY INSTITUTIONS (5.02%)
  Dime Bancorp, Inc., 9.00%, due 12/19/02.........     500,000      524,010
  Hudson United Bancorp, Inc., 8.20%, due
   9/15/06........................................     400,000      394,208
                                                                -----------
                                                                    918,218
  ELECTRIC, GAS AND SANITARY SERVICES (11.64%)
  Allied Waste North America, 10.00%, due
   8/01/09........................................     800,000      828,000
  ESI Tractebel, 7.99%, due 12/30/11..............     340,000      332,145
  Gulf States Utilities, 8.94%, due 1/01/22.......     700,000      697,837
  Waterford 3 Nuclear Power Plant, 8.09%, due
   1/02/17........................................     274,502      272,539
                                                                -----------
                                                                  2,130,521

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ----------  -----------
  FOOD STORES (0.23%)
  Penn Traffic Co., 11.00%, due 6/29/09...........  $   47,850  $    42,586
  GENERAL MERCHANDISE STORES (1.30%)
  J.C. Penney & Co., 8.25%, due 8/15/22...........     300,000      238,125
  HEALTH SERVICES (2.81%)
  Tenet Healthcare, 7.625%, due 6/01/08...........     500,000      513,750
  HOLDING AND OTHER INVESTMENT OFFICES (14.10%)
  Bradley Operating, L.P., 7.20%, due 1/15/08.....     450,000      391,302
  Federal Realty Investment Trust, 7.48%, due
   8/15/26........................................     600,000      591,035
  Price Development Company, 7.29%, due 3/11/08...     450,000      426,969
  SUSA Partnership, L.P., 8.20%, due 6/01/17......     325,000      309,819
  Trinet Corp. Realty, 6.75%, due 3/01/13.........     900,000      861,309
                                                                -----------
                                                                  2,580,434
  INDUSTRIAL MACHINERY AND EQUIPMENT (8.44%)
  AGCO Corp., 8.50%, due 3/15/06..................     900,000      823,500
  Thermo Fibertek, 4.50%, due 7/15/04.............     800,000      721,320
                                                                -----------
                                                                  1,544,820
  LUMBER AND WOOD PRODUCTS (2.07%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21.....     225,000      233,042
  Georgia-Pacific Corp., 9.125%, due 7/01/22......     150,000      145,963
                                                                -----------
                                                                    379,005
  METAL MINING (6.35%)
  Battle Mountain Gold Co., 6.0%, due 1/04/05.....     570,000      509,438
  Teck Corp., 3.75%, due 7/15/06..................     800,000      654,000
                                                                -----------
                                                                  1,163,438
  NONDEPOSITORY INSTITUTIONS (0.03%)
  Macsaver Financial, 7.40%, due 2/15/02..........     200,000        5,000
  OIL AND GAS EXTRACTION (7.33%)
  Occidental Petroleum Co., 7.375%, due
   11/15/08.......................................     400,000      412,912
  Pool Energy Services, 8.625%, due 4/01/08.......     900,000      930,438
                                                                -----------
                                                                  1,343,350
  PAPER AND ALLIED PRODUCTS (2.89%)
  Container Corp. of America, 9.75%, due
   4/01/03........................................     200,000      206,000
  Potlatch Corp., 10.0%, due 7/15/11..............     320,000      323,200
                                                                -----------
                                                                    529,200
  TRANSPORTATION SERVICES (0.37%)
  Federal Mogul Co., 7.75%, due 7/01/06...........     500,000       67,500
  WATER TRANSPORTATION (4.86%)
  Windsor Petroleum Transportation, 7.84%, due
   1/15/21........................................   1,000,000      889,310
                                                                -----------
Total Corporate Bonds.............................               16,225,314

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ----------  -----------
SHORT-TERM INVESTMENTS (3.37%)
-----------------------------------

UNITED STATES GOVERNMENT AGENCIES (2.05%)
  Federal Home Loan Bank, due 7/03/01.............  $  375,000  $   374,880

                                                      SHARES
                                                       HELD
                                                    ----------
MONEY MARKET MUTUAL FUND (1.32%)
  Blackrock Provident Institutional Funds, T-Fund
   Portfolio......................................     242,066      242,066
                                                                -----------
Total Short-Term Investments......................                  616,946
                                                                -----------
Total Investments (98.39%)........................               18,010,527
OTHER ASSETS LESS LIABILITIES (1.61%)
-----------------------------------------
  Cash, receivables and prepaid expense less
   liabilities....................................                  294,086
                                                                -----------
Total Net Assets (100.00%)........................              $18,304,613
                                                                ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
June 30, 2001

(Unaudited)

                                                         SHARES
                                                          HELD          VALUE
                                                      -------------  -----------
COMMON STOCKS (70.92%)
---------------------------
  BUSINESS SERVICES (1.44%)
  Computer Associates International, Inc............       7,100     $   255,600
  Compuware Corp....................................      17,000(1)      237,830
  Microsoft Corp....................................       3,700(1)      270,100
                                                                     -----------
                                                                         763,530
  CHEMICALS AND ALLIED PRODUCTS (8.11%)
  Bristol-Myers Squibb Co...........................      12,300         643,290
  Dial Corp.........................................      27,135         386,674
  Du Pont (E.I.) de Nemours.........................      13,000         627,120
  HB Fuller Co......................................       9,685         483,282
  Johnson & Johnson.................................       8,600         430,000
  Merck & Co........................................      12,900         824,439
  Pharmacia Corp....................................       5,000         229,750
  RPM, Inc..........................................      26,500         243,800
  Solutia, Inc......................................      34,500         439,874
                                                                     -----------
                                                                       4,308,229
  COMMUNICATIONS (2.01%)
  ADC Telecommunications............................      19,200(1)      126,720
  AT&T Corp.........................................      12,150         267,300
  Centurytel, Inc...................................      17,040         516,312
  Intermedia Communication..........................       7,500(1)      111,750
  WorldCom, Inc. -- WorldCom Group..................       2,600(1)       36,920
  WorldCom, Inc. -- MCI Group.......................         404(1)        6,504
                                                                     -----------
                                                                       1,065,506
  DEPOSITORY INSTITUTIONS (5.48%)
  Associated Banc-Corp..............................      13,839         498,066
  Bank of America...................................       6,175         370,685
  First Union Corp..................................       8,328         290,980
  FleetBoston Financial Corp........................      16,100         635,145
  U. S. Bancorp.....................................      49,082       1,118,579
                                                                     -----------
                                                                       2,913,455
  ELECTRIC, GAS AND SANITARY SERVICES (10.84%)
  Atmos Energy Corp.................................      44,552       1,089,742
  Laclede Gas Co....................................      41,057       1,042,848
  Northwest Natural Gas Co..........................      48,600       1,210,140
  Puget Energy, Inc.................................      38,560       1,010,272
  Xcel Energy, Inc..................................      49,290       1,402,300
                                                                     -----------
                                                                       5,755,302

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                         SHARES
                                                          HELD          VALUE
                                                      -------------  -----------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (2.32%)
  Adaptec, Inc......................................      24,850(1)  $   247,009
  Intel Corp........................................       5,800         169,650
  National Service Industries, Inc..................      33,850         763,995
  Roxio, Inc........................................       4,090(1)       53,170
                                                                     -----------
                                                                       1,233,824
  FABRICATED METAL PRODUCTS (1.49%)
  Cooper Industries, Inc............................      19,971         790,652
  FOOD AND KINDRED PRODUCTS (8.07%)
  ConAgra, Inc......................................      47,230         935,626
  Dean Foods Co.....................................      24,240         974,448
  Philip Morris Companies, Inc......................      29,100       1,476,825
  Sara Lee Corp.....................................      20,000         378,800
  Sensient Technologies Corp........................      25,465         522,542
                                                                     -----------
                                                                       4,288,241
  FOOD STORES (0.64%)
  7-Eleven, Inc.....................................      30,240(1)      340,200
  GENERAL MERCHANDISE STORES (0.82%)
  Federated Department Stores, Inc..................      10,281(1)      436,943
  HEALTH SERVICES (0.88%)
  Schering-Plough Corp..............................      12,900         467,496
  HOLDING AND OTHER INVESTMENT OFFICES (3.50%)
  Highwoods Properties, Inc.........................      21,500         572,975
  MBIA, Inc.........................................      13,081         728,350
  Reckson Associates Realty Corp....................      24,260         557,980
                                                                     -----------
                                                                       1,859,305
  INDUSTRIAL MACHINERY & EQUIPMENT (1.38%)
  EMC Corp..........................................       3,400(1)       98,770
  Hewlett-Packard Co................................       6,900         197,340
  Ingersoll-Rand Co.................................      10,622         437,626
                                                                     -----------
                                                                         733,736
  INSTRUMENTS AND RELATED PRODUCTS (3.16%)
  Becton Dickinson & Co.............................      23,500         841,065
  Pall Corp.........................................      35,650         838,845
                                                                     -----------
                                                                       1,679,910
  INSURANCE CARRIERS (1.42%)
  Allstate Corp.....................................      17,100         752,229
  METAL MINING (0.69%)
  Barrick Gold Corp.................................      24,000         363,600

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                         SHARES
                                                          HELD          VALUE
                                                      -------------  -----------
  OIL AND GAS EXTRACTION (2.87%)
  Occidental Petroleum Co...........................      21,500     $   571,685
  Ocean Energy, Inc.................................      30,736         536,343
  Offshore Logistics................................      21,950(1)      417,050
                                                                     -----------
                                                                       1,525,078
  PAPER AND ALLIED PRODUCTS (4.32%)
  Abitibi Consolidated, Inc.........................     133,500       1,021,275
  Bemis Co., Inc....................................      26,253       1,054,583
  Glatfelter (P.H.) Co..............................      15,235         217,251
                                                                     -----------
                                                                       2,293,109
  PETROLEUM AND COAL PRODUCTS (4.83%)
  Conoco, Inc.......................................      44,500       1,254,900
  Phillips Petroleum Co.............................      11,700         666,900
  USX -- Marathon Group.............................      21,800         643,318
                                                                     -----------
                                                                       2,565,118
  PRINTING AND PUBLISHING (1.19%)
  Belo Corp.........................................      33,600         633,024
  TRANSPORTATION EQUIPMENT (5.01%)
  Honeywell International, Inc......................      16,600         580,834
  ITT Industries, Inc...............................      18,000         796,500
  SPX Corp..........................................      10,264       1,284,848
                                                                     -----------
                                                                       2,662,182
  WHOLESALE TRADE -- NONDURABLE GOODS (0.45%)
  Cardinal Health, Inc..............................       3,450         238,050
                                                                     -----------
Total Common Stocks.................................                  37,668,719
PREFERRED STOCKS (12.25%)
------------------------------
  DEPOSITORY INSTITUTIONS (0.83%)
  Taylor Capital Group, Inc.........................      26,000         438,750
  ELECTRIC, GAS AND SANITARY SERVICES (2.57%)
  Nisource, Inc.....................................      14,000         688,660
  Virginia Electric & Power.........................      27,100         676,958
                                                                     -----------
                                                                       1,365,618
  PETROLEUM AND COAL PRODUCTS (2.69%)
  Nexen, Inc........................................      56,000       1,428,000
  PIPELINES EXCEPT NATURAL GAS (1.77%)
  Enron Capital.....................................      37,200         939,672
  TRANSPORTATION EQUIPMENT (0.87%)
  Fleetwood Capital Trust...........................      20,000         462,500

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                         SHARES
                                                          HELD          VALUE
                                                      -------------  -----------
  WHOLESALE TRADE -- NONDURABLE GOODS (3.52%)
  Howell Corp.......................................      30,000     $ 1,410,000
  Suiza Capital Trust II............................      11,200         460,600
                                                                     -----------
                                                                       1,870,600
                                                                     -----------
Total Preferred Stocks..............................                   6,505,140

                                                        PRINCIPAL
                                                         AMOUNT
                                                      -------------
CORPORATE BONDS (2.47%)
----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (0.16%)
  National Co-op Services Corp. (Arkansas Electric),
   9.48%,
   due 1/01/12......................................  $   80,000          83,958
  METAL MINING (2.31%)
  Teck Corp., 3.75%, due 7/15/06....................   1,500,000       1,226,250
                                                                     -----------
Total Corporate Bonds...............................                   1,310,208
MORTGAGE-BACKED SECURITIES (5.04%)
-----------------------------------------
  GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (GNMA) (5.04%)
  Pool # 2796, 7.00%, due 8/01/29...................   1,462,966       1,470,735
  Pool # 3040, 7.00%, due 2/01/31...................   1,201,885       1,207,894
                                                                     -----------
Total Mortgage-Backed Securities....................                   2,678,629
SHORT-TERM INVESTMENTS (8.95%)
-----------------------------------
  COMMERCIAL PAPER (4.03%)
  American General Finance Corp., 3.74%, due
   7/03/01..........................................   1,140,000       1,140,000
  General Electric Capital Corp., 3.74%, due
   7/05/01..........................................   1,000,000       1,000,000
                                                                     -----------
  Total Commercial Paper............................                   2,140,000
  UNITED STATES GOVERNMENT AGENCIES (3.49%)
  Federal Home Loan Mortgage Corp., due 7/10/01.....   1,855,000       1,852,982

                                                         SHARES
                                                          HELD
                                                      -------------
  MONEY MARKET MUTUAL FUND (1.43%)
  Blackrock Provident Institutional Funds, T-Fund
   Portfolio........................................     759,769         759,769
                                                                     -----------
Total Short-Term Investments........................                   4,752,751
                                                                     -----------
Total Investments (99.63%)..........................                  52,915,447
OTHER ASSETS LESS LIABILITIES (0.37%)
-----------------------------------------
  Cash, receivables and prepaid expense, less
   liabilities......................................                     198,074
                                                                     -----------
Total Net Assets (100.00%)..........................                 $53,113,521
                                                                     ===========

(1)  Non-income producing securities.
SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JUNE 30, 2001
(UNAUDITED)

                                                      ANNUALIZED
                                                       YIELD ON
                                                       PURCHASE   PRINCIPAL
                                                         DATE      AMOUNT      VALUE
                                                      ----------  ---------  ----------
SHORT-TERM INVESTMENTS (100.20%)
--------------------------------------
  COMMERCIAL PAPER (18.21%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 4.00%, due
     7/02/01........................................      4.005%  $380,000   $  380,000
    John Deere Capital Corp., 3.82%, due 7/19/01....      3.825    285,000      285,000
    General Electric Capital Corp., 3.87%, due
     7/20/01........................................      3.875    325,000      325,000
    Texaco, Inc., 3.66%, due 7/23/01................      3.660    235,000      235,000
    Wells Fargo Financial, 3.92%, due 7/05/01.......      3.923    375,000      375,000
                                                                             ----------
  Total Commercial Paper............................                          1,600,000
  UNITED STATES GOVERNMENT AGENCIES (81.99%)
    Federal Farm Credit Bank, due 7/11/01...........      3.897    310,000      309,636
    Federal Farm Credit Bank, due 7/12/01...........      3.865    215,000      214,727
    Federal Farm Credit Bank, due 7/25/01...........      3.745    190,000      189,514
    Federal Farm Credit Bank, due 8/27/01...........      3.723    335,000      333,030
    Federal Home Loan Bank, due 7/03/01.............      3.882    270,000      269,914
    Federal Home Loan Bank, due 7/09/01.............      3.895    215,000      214,794
    Federal Home Loan Bank, due 7/17/01.............      3.869    315,000      314,433
    Federal Home Loan Bank, due 8/03/01.............      3.615    225,000      224,245
    Federal Home Loan Bank, due 8/06/01.............      3.563    260,000      259,064
    Federal Home Loan Bank, due 8/08/01.............      3.689    365,000      363,567
    Federal Home Loan Bank, due 8/10/01.............      3.628    340,000      338,620
    Federal Home Loan Bank, due 8/17/01.............      3.546    160,000      159,257
    Federal Home Loan Mortgage Corp., due 7/10/01...      3.975    205,000      204,777
    Federal Home Loan Mortgage Corp., due 7/13/01...      3.901    290,000      289,598
    Federal Home Loan Mortgage Corp., due 8/07/01...      3.685    375,000      373,567
    Federal Home Loan Mortgage Corp., due 8/09/01...      3.564    260,000      258,989
    Federal Home Loan Mortgage Corp., due 8/15/01...      3.630    340,000      338,452
    Federal National Mortgage Assoc., due 7/06/01...      3.949    325,000      324,789
    Federal National Mortgage Assoc., due 7/16/01...      3.958    495,000      494,143
    Federal National Mortgage Assoc., due 7/18/01...      3.847    375,000      374,290
    Federal National Mortgage Assoc., due 7/24/01...      3.821    315,000      314,211
    Federal National Mortgage Assoc., due 7/26/01...      3.797    475,000      473,701
    Federal National Mortgage Assoc., due 8/13/01...      3.608    310,000      308,658
    Federal National Mortgage Assoc., due 8/24/01...      3.549    260,000      258,616
                                                                             ----------
  Total United States Government Agencies...........                          7,204,592
                                                                             ----------
Total Short-Term Investments........................                          8,804,592
OTHER ASSETS LESS LIABILITIES (-0.20%)
------------------------------------------
  Cash, receivables and prepaid expense, less
   liabilities......................................                            (17,894)
                                                                             ----------
Total Net Assets (100.00%)..........................                         $8,786,698
                                                                             ==========

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JUNE 30, 2001
(UNAUDITED)

                                                         SHARES
                                                          HELD          VALUE
                                                      -------------  -----------
COMMON STOCKS (92.85%)
---------------------------
  BUSINESS SERVICES (4.41%)
  AOL Time Warner, Inc..............................      43,545(1)  $ 2,307,885
  Microsoft Corp....................................      18,760(1)    1,369,480
                                                                     -----------
                                                                       3,677,365
  CHEMICALS AND ALLIED PRODUCTS (12.62%)
  Bristol-Myers Squibb Co...........................      32,327       1,690,702
  DuPont (EI) de Nemours............................      24,677       1,190,418
  Johnson & Johnson.................................      41,792       2,089,600
  Lilly (Eli) & Co..................................      16,359       1,210,566
  Merck & Co., Inc..................................      26,996       1,725,314
  Pfizer, Inc.......................................      34,147       1,367,588
  Procter & Gamble Co...............................      19,458       1,241,420
                                                                     -----------
                                                                      10,515,608
  COMMUNICATIONS (8.33%)
  AT&T Corp.........................................      38,878         855,316
  Avaya, Inc........................................      10,824(1)      148,289
  SBC Communications, Inc...........................      32,202       1,290,012
  Verizon Communications............................      30,347       1,623,565
  Viacom, Inc., Class B.............................      48,971(1)    2,534,249
  Worldcom, Inc.....................................      32,917(1)      467,421
  Worldcom, Inc. -- MCI Group.......................       1,316(1)       21,188
                                                                     -----------
                                                                       6,940,040
  DEPOSITORY INSTITUTIONS (3.95%)
  Bank of America...................................      21,885       1,313,757
  J. P. Morgan & Co., Inc...........................      44,293       1,975,468
                                                                     -----------
                                                                       3,289,225
  EATING AND DRINKING PLACES (1.57%)
  McDonald's Corp...................................      48,407       1,309,893
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.84%)
  General Electric Co...............................      58,643       2,858,846
  Intel Corp........................................      40,988       1,198,899
  Lucent Technologies, Inc..........................      50,206         311,277
  McData Corp.......................................       5,042(1)       88,487
  Motorola, Inc.....................................      31,254         517,566
  Texas Instruments, Inc............................      23,151         729,257
                                                                     -----------
                                                                       5,704,332

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                         SHARES
                                                          HELD          VALUE
                                                      -------------  -----------
  FOOD AND KINDRED PRODUCTS (5.66%)
  Coca-Cola Co. (The)...............................      24,642     $ 1,108,890
  PepsiCo, Inc......................................      39,371       1,740,198
  Philip Morris Companies, Inc......................      36,843       1,869,782
                                                                     -----------
                                                                       4,718,870
  GENERAL MERCHANDISE STORES (3.43%)
  Wal-Mart Stores, Inc..............................      58,631       2,861,193
  INDUSTRIAL MACHINERY AND EQUIPMENT (11.35%)
  Caterpillar, Inc..................................      30,293       1,516,165
  Cisco Systems, Inc................................      55,162(1)    1,003,948
  Dell Computer Corp................................      35,595(1)      930,809
  EMC Corp..........................................      24,235(1)      704,027
  Hewlett-Packard Co................................      34,870         997,282
  International Business Machines Corp..............      25,281       2,856,753
  Oracle Corp.......................................      48,261(1)      916,959
  Sun Microsystems, Inc.............................      34,108(1)      536,178
                                                                     -----------
                                                                       9,462,121
  INSTRUMENTS AND RELATED PRODUCTS (1.44%)
  Agilent Technologies, Inc.........................       8,364(1)      271,830
  Eastman Kodak Co..................................      19,992         933,227
                                                                     -----------
                                                                       1,205,057
  INSURANCE CARRIERS (3.77%)
  American International Group, Inc.................      36,527       3,141,322
  LUMBER AND WOOD PRODUCTS (1.30%)
  Home Depot, Inc...................................      23,321       1,085,593
  MOTION PICTURES (1.66%)
  Disney (Walt) Co..................................      47,943       1,385,073
  NONDEPOSITORY INSTITUTIONS (2.97%)
  Citigroup, Inc....................................      46,774       2,471,538
  PAPER AND ALLIED PRODUCTS (3.43%)
  International Paper Co............................      29,766       1,062,646
  Minnesota Mining & Manufacturing Co...............      15,752       1,797,303
                                                                     -----------
                                                                       2,859,949
  PETROLEUM AND COAL PRODUCTS (4.41%)
  Exxon Mobil Corp..................................      42,077       3,675,426
  PRIMARY METAL INDUSTRIES (3.19%)
  ALCOA, Inc........................................      67,563       2,661,982
  SECURITY AND COMMODITY BROKERS (2.34%)
  American Express Co...............................      50,151       1,945,859

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                         SHARES
                                                          HELD          VALUE
                                                      -------------  -----------
  TRANSPORTATION EQUIPMENT (9.92%)
  Boeing Co. (The)..................................      29,859     $ 1,660,160
  Ford Motor Co.....................................      58,224       1,429,399
  General Motors Corp...............................      23,805       1,531,852
  Honeywell International, Inc......................      35,312       1,235,567
  United Technologies Corp..........................      32,889       2,409,448
                                                                     -----------
                                                                       8,266,426
  WHOLESALE -- DURABLE GOODS (0.26%)
  Visteon Corp......................................      11,920         219,090
                                                                     -----------
Total Common Stocks.................................                  77,395,962
SHORT-TERM INVESTMENTS (7.07%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (2.16%)
  Blackrock Provident Institutional Funds, T-Fund
   Portfolio........................................   1,797,973       1,797,973

                                                        PRINCIPAL
                                                         AMOUNT
                                                      -------------
  UNITED STATES GOVERNMENT AGENCIES (4.91%)
  Federal Home Loan Mortgage Corp., due 7/24/01.....  $2,000,000       1,995,291
  Federal National Mortgage Assoc., due 7/06/01.....   2,100,000       2,098,638
                                                                     -----------
  Total United States Government Agencies...........                   4,093,929
                                                                     -----------
Total Short-Term Investments........................                   5,891,902
                                                                     -----------
Total Investments (99.92%)..........................                  83,287,864
OTHER ASSETS LESS LIABILITIES (0.08%)
-----------------------------------------
  Cash, receivables and prepaid expense, less
   liabilities......................................                      62,538
                                                                     -----------
Total Net Assets (100.00%)..........................                 $83,350,402
                                                                     ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see NOTE 3).

    All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. If the mean is not available, exchange traded securities are valued using the prior day's closing prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below.

    The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities, so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At June 30, 2001, the Portfolios had approximate net capital loss carryforwards as follows:

                                                        PORTFOLIO
                                           ------------------------------------
                                              VALUE     HIGH YIELD
NET CAPITAL LOSS CARRYFORWARDS EXPIRE IN:    GROWTH        BOND       MANAGED
-----------------------------------------  -----------  ----------  -----------
2006..................................     $ 9,497,000              $1,411,000
2007..................................                   $71,000       691,000
2008..................................       2,848,000    14,000     3,397,000
                                           -----------   -------    ----------
                                           $12,345,000   $85,000    $5,499,000
                                           ===========   =======    ==========

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; High Yield Bond Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25% ; and Blue Chip Portfolio -- 0.20%, and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the period ended June 30, 2001, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the period ended June 30, 2001, the Fund's expenses did not exceed the reimbursement thresholds and accordingly, no expenses were reimbursed by EquiTrust Investment.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
    Certain officers and trustees of the Fund are also officers of EquiTrust Investment and its affiliate, Farm Bureau Life Insurance Company and other affiliated entities. At June 30, 2001, the total number of the shares of each portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company (an affiliate), and related separate accounts are as follows:

PORTFOLIO                                             SHARES
---------                                           ----------
Value Growth......................................   4,288,066
High Grade Bond...................................   1,622,593
High Yield Bond...................................   2,002,903
Managed...........................................   4,062,837
Money Market......................................   8,786,485
Blue Chip.........................................   2,295,394

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations.

5.  CAPITAL SHARE TRANSACTIONS

    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of June 30, 2001, consisted of:

                                                            PORTFOLIO
                           ---------------------------------------------------------------------------
                              VALUE     HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                             GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           -----------  -----------  -----------  -----------  ----------  -----------
Paid-in capital..........  $54,124,372  $16,175,269  $19,945,007  $51,450,962  $8,786,698  $71,362,690
Accumulated undistributed
 net investment income...      437,308                                894,295                  588,801
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............  (12,345,102)      20,387      (85,304)  (5,498,747)                     (30)
Net unrealized
 appreciation
 (depreciation) of
 investments.............    2,039,858       24,640   (1,555,090)   6,267,011               11,398,941
                           -----------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $44,256,436  $16,220,296  $18,304,613  $53,113,521  $8,786,698  $83,350,402
                           ===========  ===========  ===========  ===========  ==========  ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                     SHARES ISSUED IN
                                                      REINVESTMENT OF
                                                       DIVIDENDS AND                                   NET INCREASE
                                 SHARES SOLD           DISTRIBUTIONS         SHARES REDEEMED            (DECREASE)
                           -----------------------  -------------------  -----------------------  ----------------------
PORTFOLIO                    SHARES      AMOUNT     SHARES     AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
---------                  ----------  -----------  -------  ----------  ----------  -----------  ---------  -----------
Period ended June 30, 2001:
Value Growth.............     262,592  $ 2,676,262   87,102  $  864,927     110,723  $ 1,120,021    238,971  $ 2,421,168
High Grade Bond..........     230,539    2,300,519   39,544     394,891      59,693      596,269    210,390    2,099,141
High Yield Bond..........     155,113    1,422,769   63,931     585,107      71,131      650,660    147,913    1,357,216
Managed..................     183,026    2,324,047  176,817   2,164,240     114,679    1,450,004    245,164    3,038,283
Money Market.............   8,995,634    8,995,634  116,148     116,148   7,558,086    7,558,086  1,553,696    1,553,696
Blue Chip................     106,940    3,937,823   46,599   1,826,240      73,061    2,659,155     80,478    3,104,908

Year ended December 31, 2000:
Value Growth.............     215,204  $ 1,924,386  102,800  $  855,293     966,516  $ 8,226,035   (648,512) $(5,446,356)
High Grade Bond..........     253,771    2,416,841   99,436     949,483     372,069    3,533,831    (18,862)    (167,507)
High Yield Bond..........     244,956    2,224,192  149,200   1,349,965     440,781    4,034,495    (46,625)    (460,338)
Managed..................     126,834    1,408,408  295,587   2,911,537   1,144,535   11,775,780   (722,114)  (7,455,835)
Money Market.............  25,498,794   25,498,794  311,153     311,153  25,186,392   25,186,392    623,555      623,555
Blue Chip................     329,790   13,761,053   48,134   1,987,471     135,408    5,619,636    242,516   10,128,888

6.  INVESTMENT TRANSACTIONS

    For the period ended June 30, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                  PURCHASES      SALES
---------                                 -----------  -----------
Value Growth............................  $10,196,091  $ 9,649,661
High Grade Bond.........................      731,367      938,083
High Yield Bond.........................    4,114,823    1,560,792
Managed.................................   10,591,288   11,230,927
Blue Chip...............................    6,110,356           64

    At June 30, 2001, net unrealized appreciation (depreciation) of investments by portfolio was composed of the following:

                                          GROSS UNREALIZED             NET UNREALIZED
                                     --------------------------  APPRECIATION (DEPRECIATION)
PORTFOLIO                            APPRECIATION  DEPRECIATION        OF INVESTMENTS
---------                            ------------  ------------  ---------------------------
Value Growth.......................  $ 5,081,396   $(3,041,538)          $ 2,039,858
High Grade Bond....................      354,933      (330,293)               24,640
High Yield Bond....................      289,640    (1,844,730)           (1,555,090)
Managed............................    8,178,808    (1,911,797)            6,267,011
Blue Chip..........................   18,879,344    (7,480,403)           11,398,941

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                PORTFOLIO
                                     -------------------------------
                                        HIGH        HIGH
                                       GRADE       YIELD      MONEY
PAYABLE DATE                            BOND        BOND     MARKET
------------                         ----------  ----------  -------
January 31, 2001...................    $.0535      $.0608    $.0052
February 28, 2001..................     .0487       .0566     .0038
March 30, 2001.....................     .0635       .0683     .0039
April 30, 2001.....................     .0495       .0634     .0037
May 31, 2001.......................     .0477       .0573     .0033
June 29, 2001......................     .0613       .0719     .0027
                                       ------      ------    ------
Total dividends per share..........    $.3242      $.3783    $.0226
                                       ======      ======    ======

    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended June 30, 2001, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                   DIVIDEND
                                                                    AMOUNT
                                DECLARATION   RECORD     PAYABLE     PER
PORTFOLIO                          DATE        DATE       DATE      SHARE
---------                       -----------  ---------  ---------  --------
Value Growth..................     1/25/01    1/24/01    1/25/01   $0.2130
Managed.......................     1/25/01    1/24/01    1/25/01    0.5665
Blue Chip.....................     1/25/01    1/24/01    1/25/01    0.5639

CAPITAL GAINS DISTRIBUTIONS:

                                DECLARATION   RECORD     PAYABLE    AMOUNT
PORTFOLIO                          DATE        DATE       DATE     PER SHARE
---------                       -----------  ---------  ---------  ---------
Blue Chip.....................     1/25/01    1/24/01    1/25/01    $0.2584

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 2001 (UNAUDITED) AND
YEARS ENDED DECEMBER 31, 2000, 1999, 1998, AND 1997

                                                                  VALUE GROWTH
                                                                   PORTFOLIO
                                            --------------------------------------------------------
                                              2001        2000        1999        1998        1997
                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....    $  9.92     $  8.69     $  9.50     $ 12.58     $ 13.13
  Income From Investment Operations
    Net investment income...............       0.10        0.22        0.18        0.22        0.28
    Net gains (losses) on securities
     (both realized and unrealized).....       0.51        1.20       (0.77)      (3.29)       0.55
                                            -------     -------     -------     -------     -------
  Total from investment operations......       0.61        1.42       (0.59)      (3.07)       0.83
                                            -------     -------     -------     -------     -------
  Less Distributions
    Dividends (from net investment
     income)............................      (0.21)      (0.19)      (0.22)      (0.01)      (0.28)
    Distributions (from capital
     gains).............................                                                      (0.95)
    Distributions in excess of net
     realized gains.....................                                                      (0.15)
                                            -------     -------     -------     -------     -------
  Total distributions...................      (0.21)      (0.19)      (0.22)      (0.01)      (1.38)
                                            -------     -------     -------     -------     -------
Net asset value, end of period..........    $ 10.32     $  9.92     $  8.69     $  9.50     $ 12.58
                                            =======     =======     =======     =======     =======
Total Return:
  Total investment return based on net
   asset value (1)......................       6.26%      16.71%      (6.34)%    (24.43)%      6.30%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted).............................    $44,256     $40,173     $40,848     $42,664     $43,466
  Ratio of total expenses to average net
   assets...............................       0.57%(2)    0.57%       0.57%       0.56%       0.55%
  Ratio of net expenses to average net
   assets...............................       0.57%(2)    0.56%       0.57%       0.55%
  Ratio of net investment income to
   average net assets...................       2.09%(2)    2.34%       1.91%       2.17%       2.43%
  Portfolio turnover rate...............         28%(3)      78%        152%        230%        118%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net investment income.......                                                    $  0.27
  Ratio of expenses to average net
   assets...............................                                                       0.58%
  Amount reimbursed.....................                                                    $14,093

------------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period, and is not annualized for periods less than one year.

(2)  Computed on an annualized basis.

(3)  Not annualized.

SEE ACCOMPANYING NOTES.

                                                                      HIGH
                                                                   GRADE BOND
                                                                   PORTFOLIO
                                            --------------------------------------------------------
                                              2001        2000        1999        1998        1997
                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....    $  9.82     $  9.49     $ 10.19     $ 10.11     $  9.83
  Income From Investment Operations
    Net investment income...............       0.32        0.67        0.62        0.66        0.69
    Net gains (losses) on securities
     (both realized and unrealized).....       0.14        0.34       (0.67)       0.08        0.28
                                            -------     -------     -------     -------     -------
  Total from investment operations......       0.46        1.01       (0.05)       0.74        0.97
                                            -------     -------     -------     -------     -------
  Less Distributions
    Dividends (from net investment
     income)............................      (0.32)      (0.67)      (0.62)      (0.66)      (0.69)
    Distributions (from capital
     gains).............................                  (0.01)      (0.03)
    Distributions in excess of net
     realized gains.....................
                                            -------     -------     -------     -------     -------
  Total distributions...................      (0.32)      (0.68)      (0.65)      (0.66)      (0.69)
                                            -------     -------     -------     -------     -------
Net asset value, end of period..........    $  9.96     $  9.82     $  9.49     $ 10.19     $ 10.11
                                            =======     =======     =======     =======     =======
Total Return:
  Total investment return based on net
   asset value (1)......................       4.76%      11.14%      (0.46)%      7.51%      10.24%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted).............................    $16,220     $13,934     $13,638     $10,255     $ 5,374
  Ratio of total expenses to average net
   assets...............................       0.45%(2)    0.45%       0.48%       0.50%       0.52%
  Ratio of net expenses to average net
   assets...............................       0.45%(2)    0.45%       0.47%       0.46%
  Ratio of net investment income to
   average net assets...................       6.56%(2)    7.03%       6.34%       6.44%       6.94%
  Portfolio turnover rate...............         10%(3)       7%         24%         46%         31%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net investment income.......                                                    $  0.68
  Ratio of expenses to average net
   assets...............................                                                       0.57%
  Amount reimbursed.....................                                                    $ 2,294

                                                                    HIGH
                                                                 YIELD BOND
                                                                 PORTFOLIO
                                          --------------------------------------------------------
                                            2001        2000        1999        1998        1997
                                          --------    --------    --------    --------    --------
Net asset value, beginning of period....  $  8.82     $  9.30     $ 10.17     $ 10.21     $  9.91
  Income From Investment Operations
    Net investment income...............     0.38        0.75        0.74        0.71        0.79
    Net gains (losses) on securities
     (both realized and unrealized).....     0.29       (0.48)      (0.81)      (0.03)       0.36
                                          -------     -------     -------     -------     -------
  Total from investment operations......     0.67        0.27       (0.07)       0.68        1.15
                                          -------     -------     -------     -------     -------
  Less Distributions
    Dividends (from net investment
     income)............................    (0.38)      (0.75)      (0.74)      (0.71)      (0.79)
    Distributions (from capital
     gains).............................                                        (0.01)      (0.06)
    Distributions in excess of net
     realized gains.....................                            (0.06)
                                          -------     -------     -------     -------     -------
  Total distributions...................    (0.38)      (0.75)      (0.80)      (0.72)      (0.85)
                                          -------     -------     -------     -------     -------
Net asset value, end of period..........  $  9.11     $  8.82     $  9.30     $ 10.17     $ 10.21
                                          =======     =======     =======     =======     =======
Total Return:
  Total investment return based on net
   asset value (1)......................     7.64%       3.05%      (0.75)%      6.88%      12.07%
Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted).............................  $18,305     $16,410     $17,752     $15,680     $ 8,623
  Ratio of total expenses to average net
   assets...............................     0.59%(2)    0.59%       0.60%       0.61%       0.57%
  Ratio of net expenses to average net
   assets...............................     0.59%(2)    0.58%       0.59%       0.58%
  Ratio of net investment income to
   average net assets...................     8.37%(2)    8.30%       7.62%       6.92%       7.74%
  Portfolio turnover rate...............       10%(3)       3%         27%         43%         35%
Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net investment income.......                                                  $  0.78
  Ratio of expenses to average net
   assets...............................                                                     0.65%
  Amount reimbursed.....................                                                  $ 5,819

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                    MANAGED
                                                                   PORTFOLIO
                                            --------------------------------------------------------
                                              2001        2000        1999        1998        1997
                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....    $ 12.58     $ 10.54     $ 11.45     $ 12.55     $ 12.40
  Income From Investment Operations
    Net investment income...............       0.22        0.59        0.64        0.53        0.53
    Net gains (losses) on securities
     (both realized and unrealized).....       0.84        2.11       (1.02)      (1.63)       0.79
                                            -------     -------     -------     -------     -------
  Total from investment operations......       1.06        2.70       (0.38)      (1.10)       1.32
                                            -------     -------     -------     -------     -------
  Less Distributions
    Dividends (from net investment
     income)............................      (0.57)      (0.66)      (0.53)                  (0.52)
    Distributions (from capital
     gains).............................                                                      (0.65)
    Distributions in excess of net
     realized gains.....................
                                            -------     -------     -------     -------     -------
  Total distributions...................      (0.57)      (0.66)      (0.53)                  (1.17)
                                            -------     -------     -------     -------     -------
Net asset value, end of period..........    $ 13.07     $ 12.58     $ 10.54     $ 11.45     $ 12.55
                                            =======     =======     =======     =======     =======
Total Return:
  Total investment return based on net
   asset value (1)......................       8.70%      27.39%      (3.45)%     (8.71)%     10.67%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted).............................    $53,114     $48,012     $47,829     $56,434     $44,949
  Ratio of total expenses to average net
   assets...............................       0.56%(2)    0.56%       0.56%       0.55%       0.54%
  Ratio of net expenses to average net
   assets...............................       0.56%(2)    0.55%       0.56%       0.54%
  Ratio of net investment income to
   average net assets...................       3.55%(2)    4.96%       5.28%       4.97%       4.94%
  Portfolio turnover rate...............         25%(3)      85%         43%         74%         52%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net investment income.......                                                    $  0.52
  Ratio of expenses to average net
   assets...............................                                                       0.60%
  Amount reimbursed.....................                                                    $17,771

                                                                  MONEY MARKET
                                                                   PORTFOLIO
                                            --------------------------------------------------------
                                              2001        2000        1999        1998        1997
                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
  Income From Investment Operations
    Net investment income...............       0.02        0.06        0.04        0.05        0.05
    Net gains (losses) on securities
     (both realized and unrealized).....
                                            -------     -------     -------     -------     -------
  Total from investment operations......       0.02        0.06        0.04        0.05        0.05
                                            -------     -------     -------     -------     -------
  Less Distributions
    Dividends (from net investment
     income)............................      (0.02)      (0.06)      (0.04)      (0.05)      (0.05)
    Distributions (from capital
     gains).............................
    Distributions in excess of net
     realized gains.....................
                                            -------     -------     -------     -------     -------
  Total distributions...................      (0.02)      (0.06)      (0.04)      (0.05)      (0.05)
                                            -------     -------     -------     -------     -------
Net asset value, end of period..........    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                            =======     =======     =======     =======     =======
Total Return:
  Total investment return based on net
   asset value (1)......................       2.25%       5.85%       4.53%       5.00%       5.07%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted).............................    $ 8,787     $ 7,233     $ 6,609     $ 6,042     $ 6,078
  Ratio of total expenses to average net
   assets...............................       0.50%(2)    0.50%       0.55%       0.52%       0.48%
  Ratio of net expenses to average net
   assets...............................       0.49%(2)    0.48%       0.54%       0.45%
  Ratio of net investment income to
   average net assets...................       4.51%(2)    5.74%       4.49%       4.67%       4.65%
  Portfolio turnover rate...............          0%(3)       0%          0%          0%          0%

Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net investment income.......                                                    $  0.05
  Ratio of expenses to average net
   assets...............................                                                       0.55%
  Amount reimbursed.....................                                                    $ 2,912

                                                                 BLUE CHIP
                                                                 PORTFOLIO
                                          --------------------------------------------------------
                                            2001        2000        1999        1998        1997
                                          --------    --------    --------    --------    --------
Net asset value, beginning of period....  $ 39.29     $ 43.98     $ 36.87     $ 31.01     $ 24.68
  Income From Investment Operations
    Net investment income...............     0.25        0.56        0.54        0.49        0.42
    Net gains (losses) on securities
     (both realized and unrealized).....    (2.44)      (4.26)       7.06        5.37        6.34
                                          -------     -------     -------     -------     -------
  Total from investment operations......    (2.19)      (3.70)       7.60        5.86        6.76
                                          -------     -------     -------     -------     -------
  Less Distributions
    Dividends (from net investment
     income)............................    (0.56)      (0.53)      (0.49)                  (0.42)
    Distributions (from capital
     gains).............................    (0.26)      (0.46)                              (0.01)
    Distributions in excess of net
     realized gains.....................
                                          -------     -------     -------     -------     -------
  Total distributions...................    (0.82)      (0.99)      (0.49)                  (0.43)
                                          -------     -------     -------     -------     -------
Net asset value, end of period..........  $ 36.28     $ 39.29     $ 43.98     $ 36.87     $ 31.01
                                          =======     =======     =======     =======     =======
Total Return:
  Total investment return based on net
   asset value (1)......................    (5.72)%     (8.52)%     20.85%      18.91%      27.41%
Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted).............................  $83,350     $87,118     $86,849     $60,850     $31,865
  Ratio of total expenses to average net
   assets...............................     0.28%(2)    0.27%       0.30%       0.30%       0.33%
  Ratio of net expenses to average net
   assets...............................     0.28%(2)    0.27%       0.30%       0.29%
  Ratio of net investment income to
   average net assets...................     1.41%(2)    1.39%       1.43%       1.72%       1.83%
  Portfolio turnover rate...............        0%(3)      13%          5%         12%          3%
Information assuming no voluntary
 reimbursement
 or waiver by EquiTrust Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net investment income.......
  Ratio of expenses to average net
   assets...............................
  Amount reimbursed.....................

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